Revenue - Schedule of Revenue Disaggregation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 905,813	$ 1,237,635
Sales of vehicles
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	883,621	1,208,791
Sales of software and performance engineered kits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,891	11,419
Sales of carbon credits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	40	532
Vehicle leasing revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,566	7,493
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,695	$ 9,400